Acquisitions and Other Business Activities (Tables)	12 Months Ended
Dec. 31, 2015
Solid Concepts Inc [Member]
Acquisitions and Other Business Activities [Line Item]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction

U.S. $ in thousands
Issuance of ordinary shares	$97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$185,414

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$3,225
Accounts receivable	7,995
Inventories	2,391
Other assets	2,962
Property, plant and equipment	13,952
Other intangible assets	38,320
Goodwill	125,433
Total assets acquired	194,278
Accounts payable	3,055
Accrued expenses and other current liabilities	5,290
Total liabilities assumed	8,345
Non controlling interest	519
Net assets acquired	$185,414

Schedule of supplemental pro forma combined results of operations
	Year ended December 31,
	2014	2013

	(U.S. $ in thousands, except per share data)
Net sales	$785,385	$546,355
Net loss attributable to Stratasys Ltd	(106,924)	(36,259)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(2.12)	$(0.84

Schedule of adjustments for the supplemental pro forma combined results of operations
	Year ended December 31,
	2014	2013

	(U.S. $ in thousands)
Adjustments due to amortization of intangibles	$2,261	$6,446
Adjustments due to retention bonuses	(266)	27,982
Adjustments due to expenses related to business combination	(26,012)	(20,697)
Adjustments due to financial expenses related to Solid Concepts debts	(406)	(440)
Taxes related adjustments to the supplemental pro forma	10,513	(755)
	$(13,910)	$12,536

MakerBot [Member]
Acquisitions and Other Business Activities [Line Item]
Schedule of Total Purchase Price
U.S. $ in thousands
Issuance of ordinary shares to MakerBot stockholders	$446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163
Exchange of MakerBot stock options for the Company options	7,198
Earn-out at estimated fair value	28,270
Total consideration	$493,650

Schedule of Stock Option Assumptions
Risk-free interest rate	0.36%
Expected option term	1.38 years
Expected price volatility	59.41%
Dividend yield	—
Weighted average merger date fair value	$92.73

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
Allocation of
Purchase Price
U.S. $ in thousands
Cash and cash equivalents	$3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	372,008
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,604
Accounts payable & other liabilities	6,581
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,954
Net assets acquired	$493,650

Schedule of Acquired Intangible Assets
	U.S. $ in thousands	Weighted Average Life (Years)
Developed technology	$43,227	5
Trade name	42,134	11
Customer relationships - Distributors	19,315	10
Customer relationships - Direct	3,435	1
Non-compete agreement	10,004	4
IPR&D - Printers	34,189	Indefinite
IPR&D - Peripherals	16,082	Indefinite
Total	$168,386

Schedule of supplemental pro forma combined results of operations
Year ended December 31, 2013

(U.S. $ in thousands, except per share data)

Net sales	$518,714
Net loss attributable to Stratasys Ltd	(23,928)
Net loss per ordinary share attributable to Stratasys Ltd.- basic	(0.54)
Net loss per ordinary share attributable to Stratasys Ltd.- diluted	$(0.54)

Schedule of Adjustments to Supplemental Pro Forma Results of Operations
Year ended December 31, 2013

(U.S. $ in thousands)

Increase in amortization of intangibles	$14,139
Adjust performance bonus expenses	(163)
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation)	(11,301)
Taxes related adjustments to the supplemental pro forma	(4,239)
$(1,564)

Schedule of Results of Operations in Merger

Year ended December 31, 2013
(U.S. $ in thousands)
Net sales	$35,603
Loss attributable to MakerBot	$(5,306)